Related-Party Transactions - Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 460,000	€ 252,000	€ 288,000
Share-based payment	366,000	217,000	438,000
Total compensation	826,000	469,000	726,000
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits	74,000	36,000	36,000
Share-based payment	106,000	69,000	87,000
Total compensation	180,000	105,000	123,000
Mr. Henri Termeer
Transactions between the Company and related parties
Short term employee benefits			28,000
Share-based payment			160,000
Total compensation			188,000
Mr. Antoine Papiernik
Transactions between the Company and related parties
Short term employee benefits	104,000	72,000	76,000
Total compensation	104,000	72,000	76,000
Ms. Alison Lawton
Transactions between the Company and related parties
Short term employee benefits	41,000	31,000	31,000
Share-based payment	107,000	75,000	99,000
Total compensation	148,000	106,000	130,000
Mr. Paul Baart
Transactions between the Company and related parties
Short term employee benefits	144,000	80,000	84,000
Total compensation	144,000	80,000	84,000
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	48,000	33,000	33,000
Share-based payment	109,000	73,000	92,000
Total compensation	157,000	106,000	125,000
Mr. Bart Filius
Transactions between the Company and related parties
Short term employee benefits	30,000
Share-based payment	26,000
Total compensation	56,000
Ms. Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits	19,000
Share-based payment	18,000
Total compensation	37,000
Key management personnel
Transactions between the Company and related parties
Short term employee benefits	2,267,000	3,261,000	2,700,000
Post-employment benefits	58,000	89,000	89,000
Share-based payment	3,792,000	2,131,000	2,307,000
Total compensation	6,117,000	5,481,000	5,096,000
Management Board
Transactions between the Company and related parties
Short term employee benefits	722,000	1,535,000	981,000
Post-employment benefits	10,000	25,000	23,000
Share-based payment	1,533,000	1,132,000	883,000
Total compensation	2,265,000	2,692,000	1,887,000
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	722,000	726,000	570,000
Post-employment benefits	10,000	9,000	8,000
Share-based payment	1,533,000	668,000	622,000
Total compensation	2,265,000	1,403,000	1,200,000
Mr. R.K. Beukema
Transactions between the Company and related parties
Short term employee benefits		809,000	411,000
Post-employment benefits		16,000	15,000
Share-based payment		464,000	261,000
Total compensation		1,289,000	687,000
Senior Management
Transactions between the Company and related parties
Short term employee benefits	1,545,000	1,726,000	1,719,000
Post-employment benefits	48,000	64,000	66,000
Share-based payment	2,259,000	999,000	1,424,000
Total compensation	€ 3,852,000	€ 2,789,000	€ 3,209,000